Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Condensed Consolidating Financial Information [Abstract]
Condensed consolidated income statement

The following condensed financial statements present CNH, Case New Holland, the Guarantor Subsidiaries, and all other subsidiaries as of December 31, 2012, and 2011, and for the years ended December 31, 2012, 2011, and 2010.

	Condensed Statements of Operations For the Year Ended December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$15,209	$10,022	$(5,804)	$19,427
Finance and interest income	62	11	156	1,273	(482)	1,020

	62	11	15,365	11,295	(6,286)	20,447

Cost and Expenses:
Cost of goods sold	—	—	12,543	8,826	(5,803)	15,566
Selling, general and administrative	10	1	752	1,047	—	1,810
Research, development and engineering	—	—	425	227	—	652
Restructuring	—	—	—	2	—	2
Interest	3	280	116	561	(285)	675
Interest compensation to Financial Services		—	198	—	(198)	—
Other, net	35	—	235	20	—	290

	48	281	14,269	10,683	(6,286)	18,995

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	14	(270)	1,096	612	—	1,452
Income tax provision (benefit)	35	(101)	281	208	—	423
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,163	682	453	256	(2,450)	104

Net income (loss)	1,142	513	1,268	660	(2,450)	1,133
Net loss attributable to noncontrolling interests	—	—	—	(9)	—	(9)

Net income (loss) attributable to CNH	$1,142	$513	$1,268	$669	$(2,450)	$1,142

	Condensed Statements of Operations For the Year Ended December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$13,625	$9,448	$(5,014)	$18,059
Finance and interest income	36	43	114	1,350	(417)	1,126

	36	43	13,739	10,798	(5,431)	19,185

Cost and Expenses:
Cost of goods sold	—	—	11,364	8,276	(5,014)	14,626
Selling, general and administrative	10	2	687	1,144	—	1,843
Research, development and engineering	—	—	334	192	—	526
Restructuring			(2)	2
Interest	7	209	141	654	(225)	786
Interest compensation to Financial Services		—	193	—	(193)	—
Other, net	(12)	—	185	80	—	253

	5	211	12,902	10,348	(5,432)	18,034

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	31	(168)	837	450	1	1,151
Income tax provision (benefit)	11	(67)	195	204	—	343
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	919	621	428	188	(2,040)	116

Net income (loss)	939	520	1,070	434	(2,039)	924
Net loss attributable to noncontrolling interests	—	—	—	(15)	—	(15)

Net income (loss) attributable to CNH	$939	$520	$1,070	$449	$(2,039)	$939

	Condensed Statements of Operations For the Year Ended December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$10,474	$7,471	$(3,471)	$14,474
Finance and interest income	62	100	163	1,340	(531)	1,134

	62	100	10,637	8,811	(4,002)	15,608

Cost and Expenses:
Cost of goods sold	—	—	8,772	6,590	(3,471)	11,891
Selling, general and administrative	3	—	635	1,060	—	1,698
Research, development and engineering	—	—	287	164	—	451
Restructuring	—	—	5	11	—	16
Interest	68	219	196	708	(361)	830
Interest compensation to Financial Services	—	—	170	—	(170)	—
Other, net	123	2	103	78	—	306

	194	221	10,168	8,611	(4,002)	15,192

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(132)	(121)	469	200	—	416
Income tax provision (benefit)	25	(50)	107	(5)	—	77
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	609	425	316	91	(1,342)	99

Net income (loss)	452	354	678	296	(1,342)	438
Net loss attributable to noncontrolling interests	—	—	—	(14)	—	(14)

Net income (loss) attributable to CNH	$452	$354	$678	$310	$(1,342)	$452

Condensed consolidated balance sheet

	Condensed Balance Sheets As of December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$105	$200	$32	$1,671	$—	$2,008
Deposits in Fiat subsidiaries’ cash management pools	69	—	2,876	1,287	—	4,232
Accounts, notes receivable and other, net	66	350	713	16,998	(1,959)	16,168
Intercompany notes receivable	1,946	446	4,479	1,947	(8,818)
Inventories	—	—	1,763	1,971	—	3,734
Property, plant and equipment, net	—	—	1,151	1,069	—	2,220
Equipment on operating leases, net	—	—	—	767	—	767
Investments in unconsolidated affiliates	209	—	2	134	—	345
Investments in consolidated subsidiaries accounted for under the equity method	6,586	5,081	2,546	1,010	(15,223)	—
Goodwill and other intangible assets, net	1	—	2,755	313	—	3,069
Other assets	32	164	1,364	1,411	(88)	2,883

Total Assets	$9,014	$6,241	$17,681	$28,578	$(26,088)	$35,426

Liabilities and Equity:
Short-term debt	$256	$—	$537	$3,004	$—	$3,797
Intercompany short-term debt	53	605	1,039	1,951	(3,648)
Accounts payable	2	4	2,491	2,269	(1,945)	2,821
Long-term debt, including current maturities	73	2,574	259	11,360	—	14,266
Intercompany long-term debt	—	1,662	1,754	1,755	(5,171)	—
Accrued and other liabilities	59	(13)	4,159	1,804	(101)	5,908

	443	4,832	10,239	22,143	(10,865)	26,792
Equity	8,571	1,409	7,442	6,435	(15,223)	8,634

Total Liabilities and Equity	$9,014	$6,241	$17,681	$28,578	$(26,088)	$35,426

	Condensed Balance Sheets As of December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$602	$—	$92	$1,361	$—	$2,055
Deposits in Fiat subsidiaries’ cash management pools	413	—	3,115	588	—	4,116
Accounts, notes receivable and other, net	46	1	819	15,260	(1,635)	14,491
Intercompany notes receivable	1,451	447	2,329	859	(5,086)
Inventories	—	—	1,704	1,958	—	3,662
Property, plant and equipment, net	—	—	1,017	919	—	1,936
Equipment on operating leases, net	—	—	7	659	—	666
Investments in unconsolidated affiliates	391	—	3	112	—	506
Investments in consolidated subsidiaries accounted for under the equity method	5,533	4,248	1,984	1,134	(12,899)	—
Goodwill and other intangible assets, net	1	—	2,778	305	—	3,084
Other assets	26	577	1,274	1,728	(28)	3,577

Total Assets	$8,463	$5,273	$15,122	$24,883	$(19,648)	$34,093

Liabilities and Equity:
Short-term debt	$256	$—	$537	$3,279	$—	$4,072
Intercompany short-term debt	—	173	774	1,282	(2,229)
Accounts payable	—	122	2,124	2,281	(1,575)	2,952
Long-term debt, including current maturities	300	2,548	261	9,929		13,038
Intercompany long-term debt	—	1,653	598	606	(2,857)	—
Accrued and other liabilities	47	32	4,391	1,726	(89)	6,107

	603	4,528	8,685	19,103	(6,750)	26,169
Equity	7,860	745	6,437	5,780	(12,898)	7,924

Total Liabilities and Equity	$8,463	$5,273	$15,122	$24,883	$(19,648)	$34,093

Condensed consolidated cash flow

	Condensed Statements of Cash Flow For the Year Ended December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$1,142	$513	$1,268	$660	$(2,450)	$1,133
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	175	282	—	457
Intercompany activity	(702)	(562)	536	728	—	—
Changes in operating assets and liabilities	(27)	368	(354)	(387)	—	(400)
Other, net	(1,048)	(659)	(288)	186	1,804	(5)

Net cash provided (used) by operating activities	(635)	(340)	1,337	1,469	(646)	1,185

Investing activities:
Expenditures for property, plant and equipment	—	—	(252)	(304)	—	(556)
Expenditures for equipment on operating leases	—	—	(7)	(469)	—	(476)
Net additions from retail receivables and related securitizations	—	—	—	(1,261)	—	(1,261)
(Deposits in) withdrawals from Fiat Industrial subsidiaries’ cash management pools	344	—	266	(667)	—	(57)
Other, net	(29)	—	(387)	281	483	348

Net cash (used) provided by investing activities	315	—	(380)	(2,420)	483	(2,002)

Financing Activities:
Intercompany activity	239	538	(767)	(10)	—	—
Net (decrease) increase in indebtedness	(227)	—	6	1,232	—	1,011
Dividends paid	(259)	—	(257)	(391)	646	(261)
Other, net	70	2	—	465	(483)	54

Net cash provided (used) by financing activities	(177)	540	(1,018)	1,296	163	804

Other, net	—	—	1	(35)	—	(34)

Increase (decrease) in cash and cash equivalents	(497)	200	(60)	310	—	(47)
Cash and cash equivalents, beginning of year	602	—	92	1,361	—	2,055

Cash and cash equivalents, end of year	$105	$200	$32	$1,671	$—	$2,008

	Condensed Statements of Cash Flow For the Year Ended December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$939	$520	$1,070	$434	$(2,039)	$924
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	175	251	—	426
Intercompany activity	(26)	59	93	(126)	—	—
Changes in operating assets and liabilities	(18)	(312)	219	(285)	—	(396)
Other, net	(19)	(619)	315	(78)	441	40

Net cash provided (used) by operating activities	876	(352)	1,872	196	(1,598)	994

Investing activities:
Expenditures for property, plant and equipment	—	—	(192)	(216)	—	(408)
Expenditures for equipment on operating leases	—	—	(2)	(394)	—	(396)
Net (additions) collections from retail receivables and related securitizations	—	—	—	(455)	—	(455)
(Deposits in) withdrawals from Fiat Industrial subsidiaries’ cash management pools	(393)	—	(1,832)	(194)	—	(2,419)
Other, net	(1,630)	—	(454)	(562)	2,774	128

Net cash (used) provided by investing activities	(2,023)	—	(2,480)	(1,821)	2,774	(3,550)

Financing Activities:
Intercompany activity	715	186	3	(904)	—	—
Net (decrease) increase in indebtedness	(101)	73	(2)	1,098	—	1,068
Dividends paid	—	(799)	(354)	(445)	1,598	—
Other, net	34	—	897	1,844	(2,774)	1

Net cash provided (used) by financing activities	648	(540)	544	1,593	(1,176)	1,069

Other, net	—	—	—	(76)	—	(76)

Increase (decrease) in cash and cash equivalents	(499)	(892)	(64)	(108)	—	(1,563)
Cash and cash equivalents, beginning of year	1,101	892	156	1,469	—	3,618

Cash and cash equivalents, end of year	$602	$—	$92	$1,361	$—	$2,055

	Condensed Statements of Cash Flow For the Year Ended December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$452	$354	$678	$296	$(1,342)	$438
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	173	242	—	415
Intercompany activity	35	83	(36)	(82)	—	—
Changes in operating assets and liabilities	33	(98)	569	152	—	656
Other, net	(502)	(639)	(121)	(187)	1,342	(107)

Net cash provided (used) by operating activities	18	(300)	1,263	421	—	1,402

Investing activities:
Expenditures for property, plant and equipment	—	—	(175)	(126)	—	(301)
Expenditures for equipment on operating leases	—	—	—	(365)	—	(365)
Net (additions) collections from retail receivables and related securitizations	—	—	—	101	—	101
Other, net	(10)	—	1	66	—	57
(Deposits in) withdrawals from Fiat subsidiaries’ cash management pools	(20)	—	434	48	—	462

Net cash provided (used) by investing activities	(30)	—	260	(276)	—	(46)

Financing Activities:
Intercompany activity	(954)	2,905	(1,667)	(284)	—	—
Net increase (decrease) in indebtedness	(28)	167	(47)	853	—	945
Dividends paid	—	—	—	—	—	—
Other, net	2,095	(1,880)	294	(508)	—	1

Net cash provided (used) by financing activities	1,113	1,192	(1,420)	61		946

Other, net	—	—	16	37		53

Increase (decrease) in cash and cash equivalents	1,101	892	119	243	—	2,355
Cash and cash equivalents, beginning of year	—	—	37	1,226	—	1,263

Cash and cash equivalents, end of year	$1,101	$892	$156	$1,469	$—	$3,618

Condensed statements of comprehensive income

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$1,142	$513	$1,268	$660	$(2,450)	$1,133
Other comprehensive income (loss), net:
Translation adjustment	(122)	—	39	(79)	40	(122)
Pension liability	(160)	—	(129)	(31)	160	(160)
Unrealized loss on available for sale securities	(1)	—	—	(1)	1	(1)
Unrealized gain (loss) on derivatives, net of reclassifications	29	—	45	(16)	(30)	28

Other comprehensive (loss) income	(254)	—	(45)	(127)	171	(255)

Comprehensive income (loss)	888	513	1,223	533	(2,279)	878
Comprehensive loss attributable to noncontrolling interests	—	—	—	(10)	—	(10)

Comprehensive income (loss) attributable to CNH	$888	$513	$1,223	$543	$(2,279)	$888

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$939	$520	$1,070	$434	$(2,039)	$924
Other comprehensive income (loss), net:
Translation adjustment	(388)	—	(61)	(357)	416	(390)
Pension liability	(49)	—	(51)	1	50	(49)
Unrealized loss on available for sale securities	(3)	—	—	(3)	3	(3)
Unrealized loss on derivatives, net of reclassifications	(51)	—	(36)	(15)	51	(51)

Other comprehensive (loss) income	(491)	—	(148)	(374)	520	(493)

Comprehensive income (loss)	448	520	922	60	(1,519)	431
Comprehensive loss attributable to noncontrolling interests	—	—	—	(17)	—	(17)

Comprehensive income (loss) attributable to CNH	$448	$520	$922	$77	$(1,519)	$448

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$452	$354	$678	$296	$(1,342)	$438
Other comprehensive income (loss), net:
Translation adjustment	149	—	14	102	(118)	147
Pension liability	7	—	16	(9)	(7)	7
Unrealized gain on available for sale securities	5	—	—	5	(5)	5
Unrealized gain (loss) on derivatives, net of reclassifications	(3)	—	(11)	8	3	(3)

Other comprehensive income (loss)	158	—	19	106	(127)	156

Comprehensive income (loss)	610	354	697	402	(1,469)	594
Comprehensive loss attributable to noncontrolling interests	—	—	—	(16)	—	(16)

Comprehensive income (loss) attributable to CNH	$610	$354	$697	$418	$(1,469)	$610